Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Payment of fees related to revolving credit agreement	$ 0	$ 0	$ 844,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit agreement, maturity date	Mar. 16, 2028
Payment of fees related to revolving credit agreement			$ 844,000
Borrowings under revolving credit agreement	$ 0	$ 0
Maximum capacity under revolving credit agreement	600,000,000
Seasonal discretionary maximum borrowing capacity under revolving credit agreement	$ 500,000,000
Line of credit facility term	5 years
Revolving Credit Facility [Member] | Unused Commitment Fee [Member]
Debt Instrument [Line Items]
Unused commitment fee percentage	0.125%
Revolving Credit Facility [Member] | Unused Commitment Fee [Member] | Minimum [Member]
Debt Instrument [Line Items]
Unused commitment fee percentage	0.125%
Revolving Credit Facility [Member] | Unused Commitment Fee [Member] | Maximum [Member]
Debt Instrument [Line Items]
Unused commitment fee percentage	0.275%
Revolving Credit Facility [Member] | Swingline Subfacility [Member]
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement	$ 125,000,000
Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement	10,000,000
Revolving Credit Facility [Member] | Alternative Currency Sublimit [Member]
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement	75,000,000
Revolving Credit Facility [Member] | Mexican Borrowing Sublimit [Member]
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement	$ 10,000,000